Shareholder Report, Holdings (Details)	Aug. 31, 2026
PGIM Jennison Blend Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Blend Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM Jennison Blend Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM Jennison Blend Fund - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Jennison Blend Fund - Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Blend Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison Blend Fund - Class A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Jennison Blend Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Blend Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Blend Fund - Class A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Blend Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Blend Fund - Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Blend Fund - Class A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Blend Fund - Class A | Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Blend Fund - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Blend Fund - Class A | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Blend Fund - Class A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Blend Fund - Class A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Blend Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Blend Fund - Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Blend Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Blend Fund - Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Blend Fund - Class A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Blend Fund - Class A | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Blend Fund - Class A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Blend Fund - Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Blend Fund - Class A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Blend Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Blend Fund - Class A | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Blend Fund - Class A | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Blend Fund - Class A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Blend Fund - Class A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Blend Fund - Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Blend Fund - Class A | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Blend Fund - Class A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Blend Fund - Class A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Blend Fund - Class A | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Blend Fund - Class A | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Blend Fund - Class A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Blend Fund - Class A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Blend Fund - Class A | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Blend Fund - Class A | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Blend Fund - Class A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Blend Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Blend Fund - Class A | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
PGIM Jennison Blend Fund - Class A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
PGIM Jennison Blend Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
PGIM Jennison Blend Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Blend Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM Jennison Blend Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM Jennison Blend Fund - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Jennison Blend Fund - Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Blend Fund - Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison Blend Fund - Class C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Jennison Blend Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Blend Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Blend Fund - Class C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Blend Fund - Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Blend Fund - Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Blend Fund - Class C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Blend Fund - Class C | Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Blend Fund - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Blend Fund - Class C | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Blend Fund - Class C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Blend Fund - Class C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Blend Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Blend Fund - Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Blend Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Blend Fund - Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Blend Fund - Class C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Blend Fund - Class C | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Blend Fund - Class C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Blend Fund - Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Blend Fund - Class C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Blend Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Blend Fund - Class C | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Blend Fund - Class C | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Blend Fund - Class C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Blend Fund - Class C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Blend Fund - Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Blend Fund - Class C | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Blend Fund - Class C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Blend Fund - Class C | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Blend Fund - Class C | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Blend Fund - Class C | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Blend Fund - Class C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Blend Fund - Class C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Blend Fund - Class C | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Blend Fund - Class C | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Blend Fund - Class C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Blend Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Blend Fund - Class C | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
PGIM Jennison Blend Fund - Class C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
PGIM Jennison Blend Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
PGIM Jennison Blend Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Blend Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM Jennison Blend Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM Jennison Blend Fund - Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Jennison Blend Fund - Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Blend Fund - Class Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison Blend Fund - Class Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Jennison Blend Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Blend Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Blend Fund - Class Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Blend Fund - Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Blend Fund - Class Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Blend Fund - Class Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Blend Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Blend Fund - Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Blend Fund - Class Z | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Blend Fund - Class Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Blend Fund - Class Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Blend Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Blend Fund - Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Blend Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Blend Fund - Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Blend Fund - Class Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Blend Fund - Class Z | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Blend Fund - Class Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Blend Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Blend Fund - Class Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Blend Fund - Class Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Blend Fund - Class Z | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Blend Fund - Class Z | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Blend Fund - Class Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Blend Fund - Class Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Blend Fund - Class Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Blend Fund - Class Z | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Blend Fund - Class Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Blend Fund - Class Z | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Blend Fund - Class Z | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Blend Fund - Class Z | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Blend Fund - Class Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Blend Fund - Class Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Blend Fund - Class Z | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Blend Fund - Class Z | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Blend Fund - Class Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Blend Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Blend Fund - Class Z | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
PGIM Jennison Blend Fund - Class Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
PGIM Jennison Blend Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
PGIM Jennison Blend Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Blend Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM Jennison Blend Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM Jennison Blend Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Jennison Blend Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Blend Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison Blend Fund - Class R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Jennison Blend Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Blend Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Blend Fund - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Blend Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Blend Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Blend Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Blend Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Blend Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Blend Fund - Class R6 | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Blend Fund - Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Blend Fund - Class R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Blend Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Blend Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Blend Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Blend Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Blend Fund - Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Blend Fund - Class R6 | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Blend Fund - Class R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Blend Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Blend Fund - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Blend Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Blend Fund - Class R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Blend Fund - Class R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Blend Fund - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Blend Fund - Class R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Blend Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Blend Fund - Class R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Blend Fund - Class R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Blend Fund - Class R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Blend Fund - Class R6 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Blend Fund - Class R6 | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Blend Fund - Class R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Blend Fund - Class R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Blend Fund - Class R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Blend Fund - Class R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Blend Fund - Class R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Blend Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Blend Fund - Class R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
PGIM Jennison Blend Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
PGIM Jennison Blend Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets